Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE SPECTRUM FUNDS II, INC.
Entity Central Index Key	0000923084
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000005533
Shareholder Report [Line Items]
Fund Name	Spectrum Moderate Growth Allocation Fund
Class Name	Investor Class
Trading Symbol	TRSGX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Spectrum Moderate Growth Allocation Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Moderate Growth Allocation Fund - Investor Class	$33	0.62%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%
AssetsNet	$ 3,836,879,000
Holdings Count | Holding	1,860
InvestmentCompanyPortfolioTurnover	22.80%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,836,879
Number of Portfolio Holdings	1,860

Holdings [Text Block]
Common Stocks	67.8%
Equity Funds	11.9
Bond Funds	7.0
Private Investment Companies	3.5
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	2.0
Corporate Bonds	1.7
U.S. Government & Agency Mortgage-Backed Securities	1.6
Asset-Backed Securities	0.5
Short-Term and Other	4.0

Largest Holdings [Text Block]
T. Rowe Price Institutional Emerging Markets Equity Fund	6.4%
T. Rowe Price Real Assets Fund - I Class	5.3
Blackstone Partners Offshore Fund	3.5
NVIDIA	3.3
Microsoft	3.1
Alphabet	2.6
Apple	2.5
T. Rowe Price International Bond Fund (USD Hedged) - I Class	2.2
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class	1.8
Broadcom	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169939
Shareholder Report [Line Items]
Fund Name	Spectrum Moderate Growth Allocation Fund
Class Name	I Class
Trading Symbol	TGIPX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Spectrum Moderate Growth Allocation Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Moderate Growth Allocation Fund - I Class	$25	0.47%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%
AssetsNet	$ 3,836,879,000
Holdings Count | Holding	1,860
InvestmentCompanyPortfolioTurnover	22.80%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,836,879
Number of Portfolio Holdings	1,860

Holdings [Text Block]
Common Stocks	67.8%
Equity Funds	11.9
Bond Funds	7.0
Private Investment Companies	3.5
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	2.0
Corporate Bonds	1.7
U.S. Government & Agency Mortgage-Backed Securities	1.6
Asset-Backed Securities	0.5
Short-Term and Other	4.0

Largest Holdings [Text Block]
T. Rowe Price Institutional Emerging Markets Equity Fund	6.4%
T. Rowe Price Real Assets Fund - I Class	5.3
Blackstone Partners Offshore Fund	3.5
NVIDIA	3.3
Microsoft	3.1
Alphabet	2.6
Apple	2.5
T. Rowe Price International Bond Fund (USD Hedged) - I Class	2.2
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class	1.8
Broadcom	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless